July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 84.1%
iShares Developed Real Estate Index Fund, Class K	113,836	$ 1,027,939
iShares ESG Aware MSCI EAFE ETF(b)	40,242	4,213,337
iShares ESG Aware MSCI EM ETF(b)	44,488	2,292,022
iShares ESG Aware MSCI USA ETF	69,314	11,343,236
iShares ESG Aware MSCI USA Small-Cap ETF(b)	22,936	1,232,122
iShares MSCI Canada ETF(b)	10,054	597,107
iShares MSCI EAFE Small-Cap ETF(b)	8,494	712,647
iShares MSCI Emerging Markets Small-Cap ETF	4,608	321,270
		21,739,680
Fixed-Income Funds — 15.6%
iShares ESG Aware U.S. Aggregate Bond ETF	67,627	3,154,800
iShares TIPS Bond ETF(b)	8,275	890,638
		4,045,438
Money Market Funds — 25.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	6,448,314	6,450,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	58,687	58,687
		6,508,935
Total Investments — 124.9% (Cost: $26,803,582)		32,294,053
Liabilities in Excess of Other Assets — (24.9)%		(6,443,426)
Net Assets — 100.0%		$ 25,850,627

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,199,393	$ 251,619 (a)	$ —	$ (1,057)	$ 293	$ 6,450,248	6,448,314	$ 10,436 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	42,292	16,395 (a)	—	—	—	58,687	58,687	1,375	—
iShares Developed Real Estate Index Fund, Class K	830,758	244,067	(116,635)	1,431	68,318	1,027,939	113,836	36,539	17,847
iShares ESG Aware MSCI EAFE ETF	3,545,030	1,006,825	(757,967)	8,009	411,440	4,213,337	40,242	134,365	—
iShares ESG Aware MSCI EM ETF	1,705,326	611,948	(321,358)	15,237	280,869	2,292,022	44,488	44,185	—
iShares ESG Aware MSCI USA ETF	9,166,170	2,292,758	(1,059,078)	49	943,337	11,343,236	69,314	75,888	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,095,520	183,039	(250,120)	12,189	191,494	1,232,122	22,936	8,461	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,252,849	1,143,473	(150,552)	(1,880)	(89,090)	3,154,800	67,627	77,057	—
iShares MSCI Canada ETF	463,713	90,698	(38,441)	441	80,696	597,107	10,054	6,939	—
iShares MSCI EAFE Small-Cap ETF	583,235	149,459	(80,922)	1,589	59,286	712,647	8,494	21,300	—
iShares MSCI Emerging Markets Small-Cap ETF	268,826	76,101	(26,339)	124	2,558	321,270	4,608	8,795	—
iShares TIPS Bond ETF	657,253	305,491	(42,933)	(457)	(28,716)	890,638	8,275	28,470	—
				$ 35,675	$ 1,920,485	$ 32,294,053		$ 453,810	$ 17,847

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 21,739,680	$ —	$ —	$ 21,739,680
Fixed-Income Funds	4,045,438	—	—	4,045,438
Money Market Funds	6,508,935	—	—	6,508,935
	$32,294,053	$—	$—	$32,294,053

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments